Note 9 - Employee Benefits (Details Textual) - USD ($)		12 Months Ended
	Mar. 29, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Health Insurance Coverage Expense		$ 3,021,642	$ 2,697,167	$ 3,165,736
Defined Contribution Plan, Employer Discretionary Contribution Amount		62,517	65,416	66,804
Share-Based Payment Arrangement, Expense		$ 411,997	335,519	142,242
Services and Performance Based Shares [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 1 month 6 days
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 1,000,000.0
The 2017 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		356,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Payment Arrangement, Expense		$ 143,691	$ 108,801	$ 131,162
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		1 year
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		27,364	30,055	58,880